Revenue Recognition (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016
License and royalty revenues
Deferred revenue			$ 265,000	$ 227,000
Deferred revenue recognized			70,000
Royalty income	27,000	$ 44,000	265,000	227,000
License Agreement with Bellco [Member]
License and royalty revenues	27,000	44,000
Deferred revenue			278,000	348,000
Deferred revenue recognized	17,000		210,000	183,000
Royalty income	$ 27,000	$ 27,000	$ 55,000	$ 44,000